Intangible Assets, Other Than Goodwill (Details) - USD ($) $ in Thousands	Jun. 30, 2021	Dec. 31, 2020
Goodwill and Intangible Assets Disclosure [Abstract]
Acquisition cost	$ 178,642	$ 178,642
Accumulated amortization	(82,859)	(80,079)
Total Intangible assets net book value	$ 95,783	$ 98,563